Investment Objectives and Goals	May 29, 2026
BondBloxx BB Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx BB Rated USD High Yield Corporate Bond ETF
BondBloxx B Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx B Rated USD High Yield Corporate Bond ETF
BondBloxx CCC Rated USD High Yield Corporate Bond ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx CCC Rated USD High Yield Corporate Bond ETF
BondBloxx USD High Yield Bond Sector Rotation ETF
Prospectus [Line Items]
Risk/Return [Heading]	BondBloxx USD High Yield Bond Sector Rotation ETF